Income Taxes - Schedule of Deferred Tax Asset (Liabilities) Reconciliation of Changes in Deferred Taxes Balances (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Expected credit loss [Member]
Deferred tax assets:
Balance at Beginning	$ 100,143	[1]	$ 29,342		$ 32,427
Recognized in profit or loss	6,940		70,801		(3,085)
Balance at Ending	107,083		100,143	[1]	29,342
Liability assumed for subsidiaries’ acquisition
Accruals and provisions [Member]
Deferred tax assets:
Balance at Beginning	301,621	[1]	394,241		37,958
Recognized in profit or loss	37,305		(92,620)		99,850
Balance at Ending	338,926		301,621	[1]	394,241
Liability assumed for subsidiaries’ acquisition					256,433
Customers’ prepayments [Member]
Deferred tax assets:
Balance at Beginning	88
Recognized in profit or loss	26
Balance at Ending	114		88
Non-deductible Interest [Member]
Deferred tax assets:
Balance at Beginning	120,236	[1]
Recognized in profit or loss	(120,236)		120,236
Balance at Ending			120,236	[1]
Leases [Member]
Deferred tax assets:
Balance at Beginning	119,965	[1]	88,467		5,364
Recognized in profit or loss	(16,586)		31,498		83,103
Balance at Ending	103,379		119,965	[1]	88,467
Liability assumed for subsidiaries’ acquisition
Inventories [Member]
Deferred tax assets:
Balance at Beginning	(17,704)	[1]	(27,744)		(9,088)
Recognized in profit or loss	24,626		10,040		(18,656)
Balance at Ending	6,922		(17,704)	[1]	(27,744)
Liability assumed for subsidiaries’ acquisition
Other assets and prepaid expenses [Member]
Deferred tax assets:
Balance at Beginning	(14,750)	[1]	(24,174)		(16,599)
Recognized in profit or loss	38,433		9,424		(18,275)
Balance at Ending	23,683		(14,750)	[1]	(24,174)
Liability assumed for subsidiaries’ acquisition					10,700
Property, plant and equipment, liabilities [Member]
Deferred tax assets:
Balance at Beginning	(243,160)	[1]	(388,721)
Recognized in profit or loss	314,603		145,561		(38,200)
Balance at Ending	71,443		(243,160)	[1]	(388,721)
Liability assumed for subsidiaries’ acquisition					(350,521)
Non-current assets held for sale [Member]
Deferred tax assets:
Balance at Beginning
Recognized in profit or loss	(12,000)
Balance at Ending	(12,000)
Intangible assets [Member]
Deferred tax assets:
Balance at Beginning	(496,467)	[1]	(498,387)		(81,980)
Recognized in profit or loss	1,920		1,920		1,920
Balance at Ending	(494,547)		(496,467)	[1]	(498,387)
Liability assumed for subsidiaries’ acquisition					(418,327)
Derivative financial instruments [Member]
Deferred tax assets:
Balance at Beginning	(10,357)
Recognized in profit or loss	7,169
Balance at Ending	(3,188)		(10,357)
Right-of-use assets
Deferred tax assets:
Balance at Beginning	(107,611)	[1]	(88,612)		(5,215)
Recognized in profit or loss	13,404		(18,999)		(83,397)
Balance at Ending	(94,207)		(107,611)	[1]	(88,612)
Liability assumed for subsidiaries’ acquisition
Suppliers’ Prepayments [Member]
Deferred tax assets:
Balance at Beginning	(7,244)	[1]	5,016
Recognized in profit or loss	(10,395)		(12,260)
Balance at Ending	(17,639)		(7,244)	[1]	5,016
Net Deferred Tax Assets [Member]
Deferred tax assets:
Balance at Beginning	(255,240)
Recognized in profit or loss	285,209
Balance at Ending	29,969		(255,240)
Costumers’ Prepayments [Member]
Deferred tax assets:
Balance at Beginning	88	[1]	87
Recognized in profit or loss			1
Balance at Ending			88	[1]	87
Derivative financial instruments [Member]
Deferred tax assets:
Balance at Beginning	(10,357)	[1]	(3,915)		(7,380)
Recognized in profit or loss			(6,442)		(1,471)
Balance at Ending			(10,357)	[1]	(3,915)
Liability assumed for subsidiaries’ acquisition					4,936
Net deferred tax liability [Member]
Deferred tax assets:
Balance at Beginning Net deferred tax liability	$ (255,240)	[1]	(514,400)		(38,975)
Recognized in profit or loss Net deferred tax liability			259,160		16,602
Balance at Ending Net deferred tax liability			(255,240)	[1]	(514,400)
Liability assumed for subsidiaries’ acquisition Net deferred tax liability					(492,027)
Prepaid expenses [Member]
Deferred tax assets:
Balance at Beginning			5,103
Recognized in profit or loss					351
Balance at Ending					5,103
Liability assumed for subsidiaries’ acquisition					4,752
Property, plant and equipment [Member]
Deferred tax assets:
Balance at Beginning					5,538
Recognized in profit or loss					(5,538)
Balance at Ending
Liability assumed for subsidiaries’ acquisition

[1]	Details of the restatement are shown in note 2b.